Note 11 - Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Notes
Note 11 - Related party balances and transactions

Note 11 – Related party balances and transactions

The table below sets forth the major related parties which has balances or transactions during the years presented and their relationships with the Company:

Name of related parties	Relationship with the Company
FDT (Qingdao) Intellectual Technology Co., Ltd	Common control under major shareholder
Tungray (Kunshan) Industrial Automation Co., Ltd	Common control under major shareholder
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	Common control under major shareholder
Qingdao Tungray Technology Development Co., Ltd.	Common control under major shareholder
Shanghai Tongrui Investment Management Co., Ltd.	Common control under major shareholder
Hefei CAS Dihuge Automation Co. Ltd	9.70% ownership interest investee
Kunshan Tungray Intelligent Technology Co., Ltd.	Common control under major shareholder
Qingdao Tungray Biology Technology Co., Ltd.	Common control under major shareholder
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	Common control under major shareholder
Wanjun Yao	Major shareholder/Chairman, Chief Executive Officer and Director
Jingan Tang	Director/Senior Manager of Tungray Industrial Automation Shenzhen
Liling Du	CFO of Tungray Singapore and Spouse of the major shareholder

Related party balances

Account Receivable – related parties

Name of Related Party	As of December 31, 2025	As of December 31, 2024
FDT (Qingdao) Intellectual Technology Co., Ltd	$-	$30,092
Tungray (Kunshan) Industrial Automation Co., Ltd	-	210,811
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	53,697	51,444
Kunshan Tungray Intelligent Technology Co., Ltd.	28,510	35,209
Qingdao Tungray Technology Development Co., Ltd.	276
Total	$82,483	$327,556

Account payable, related parties

Name of Related Party	As of December 31, 2025	As of December 31, 2024
FDT (Qingdao) Intellectual Technology Co., Ltd.	$10,269	$13,700
Qingdao Tungray Technology Development Co., Ltd.	-	8,841
Shanghai Tongrui Industrial Automation Equipment Co., Ltd	32,890	31,510
Tungray (Kunshan) Industrial Automation Co., Ltd	167,087	-
Kunshan Tungray Intelligent Technology Co., Ltd.	-	6,346
Hefei CAS Dihuge Automation Co., Ltd.	20,448	19,591
Total	$230,694	$79,988

Other receivables – related parties

Other receivables – related parties are those nontrade receivables arising from transactions between the Company and certain related parties, such as advances made by the Company on behalf of related parties, and advance to related parties. These balances are unsecured and non-interest bearing. Current receivables are due on demand.

	As of December 31, 2025	As of December 31, 2024
Qingdao Tungray Biology Technology Co., Ltd.	$68,223	$44,377
Tungray (Kunshan) Industrial Automation Co., Ltd	418,446	-
Shanghai Tongrui Investment Management Co., Ltd.	42,899	-
FDT (Qingdao) Intellectual Technology Co., Ltd	616,472	227,242
Du Liling	50,311	48,828
Total	$1,196,351	$320,447

Other payable– related parties

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, dividend payables and related accrued interest payable on the advances. These balances are unsecured and non-interest bearing. Current payables are due on demand.

Name of Related Party	As of December 31, 2025	As of December 31, 2024
FDT (Qingdao) Intellectual Technology Co., Ltd	$-	$39,323
Qingdao Tungray Technology Development Co., Ltd.	81,865	18,438
Jingan Tang	708,050	280,692
Kunshan Tungray Intelligent Technology Co., Ltd.	1,972	-
Total	$791,887	$338,453

Prepayment-related parties

Name of Related Party	As of December 31, 2025	As of December 31, 2024
Shanghai Tongrui Investment Management Co., Ltd.	$36,364	$20,254
FDT (Qingdao) Intellectual Technology Co., Ltd	1,546,641	776,878
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd	14,912	14,286
Qingdao Tungray Technology Development Co., Ltd.	-	53,497
Tungray (Kunshan) Industrial Automation Co., Ltd.	1,406,858	3,003,903
Provision of doubtful accounts	-	(53,497)
Total	$3,004,775	$3,815,321

Movements of provision of doubtful accounts of prepayments-related parties are as follows:

	For the Years Ended December 31	For the Years Ended December 31	For the Years Ended December 31
	2025	2024	2023
Beginning balance	$53,497	$-	$-
Addition	-	54,267	-
Write off	(55,839)	-	-
Exchange rate effect	2,342	(770)	-
Ending balance	$-	$53,497	$-

Operating lease liabilities- related parties

The Company entered into three lease agreements as a lessee under which it leased three operation buildings for 5-7 years from two related parties. The Company accounts for the leases in accordance with ASC 842. The Company’s underlying building properties were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related parties (see Note 15).

Name of Related Party	As of December 31, 2025	As of December 31, 2024

Tungray (Qingdao) Technology Development Co., Ltd	$76,159	$201,296
Jingan Tang	80,845	158,007
Total	157,004	359,303
Current portion of operating lease liabilities - related parties	(118,107)	(168,551)
Noncurrent portion of operating lease liabilities - related parties	$38,897	$190,752

Related party transactions

Revenue from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023

Tungray (Kunshan) Industrial Automation Co., Ltd.	Sales of products	$207	$8,581	$231,209
Tungray (Kunshan) Robot Intelligent Technology Co., Ltd.	Sales of products		-	26,245
FDT (Qingdao) Intellectual Technology Co., Ltd.	Sales of products	4,642	30,761	4,602
Kunshan Tungray Intelligent Technology Co., Ltd.	Sales of products		-	57,490
Total		$4,849	$39,342	$319,546

Purchase from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Products and services purchase	$21,450	$12,298	$961,525
Tungray (Kunshan) Industrial Automation Co., Ltd.	Products and services purchase	240	12,993	-
Kunshan Tungray Intelligent Technology Co., Ltd.		16,255	-	-
Total		$37,945	$25,291	$961,525

Non-operating income - related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
Qingdao Tungray Biology Technology Co., Ltd	Lease income	$17,224	$19,762	$19,126

Rental expenses- related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
Qingdao Tungray Technology Development Co., Ltd	Lease expense	$56,129	$59,963	$66,476
Jingan Tang	Lease expense	71,532	71,255	72,411
Total		$127,661	$131,218	$138,887

Advances to related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
Qingdao Tungray Biology Technology Co., Ltd.	Cash advance	$-	$21,516	$23,880
Shanghai Tongrui Investment Management Co., Ltd.	Cash advance	42,899	-	78,049
FDT (Qingdao) Intellectual Technology Co., Ltd.	Cash advance	2,062,629	230,513	575,836
Liling Du	Cash advance	-	49,920	-
Tungray (Kunshan) Industrial Automation Co., Ltd.	Cash advance	568,187	-	-
Total		$2,673,715	$301,949	$677,765

Borrowings from related parties

		For the Years Ended December 31,
Name of Related Party	Nature	2025	2024	2023
FDT (Qingdao) Intellectual Technology Co., Ltd.	Borrowings	$142,998	$39,889	$
Kunshan Tungray Intelligent Technology Co., Ltd.	Borrowings	-			1,551,409
Demin Han	Borrowings	-			1,708
Lei Yao	Borrowings	-			2,843
Jingan Tang	Borrowings	622,042	138,971		31,055
Total		$765,040	$178,860		$1,587,015